                                    UNITED STATES
                                    -------------
                          SECURITIES AND EXCHANGE COMMISSION
                          ----------------------------------
                                WASHINGTON, D.C. 20549
                                ----------------------


                                 FORM 13F COVER PAGE
                                 -------------------

          Report for the Calendar Year or Quarter Ended March 31, 2003
          ------------------------------------------------------------
              Check here if Amendment [ ]: Amendment Number:______
   This Amendment (Check only one): [__] is a restatement   [__]adds new holding
                                     entries
Aries Select, Ltd.
--------------------------------------------------------------------------------
Name of Institutional Investment Manager

c/o Paramount Capital Asset Management, Inc. 787 Seventh Avenue, 48th floor, New York, New York 10019
--------------------------------------------------------------------------------
Business Address     (Street)     (City)     (State)     (Zip)

Form 13F File Number:

The entity submitting this Form and the person by whom it is signed represent hereby that the person signing the report is authorized to submit it, that all information contained therein is true, correct and complete, and that it is understood that all required items, statements and schedules are considered integral parts of this Form.

Name: Lindsay A. Rosenwald, M.D.
      --------------------------
Title:   Chairman of Paramount Capital Asset Management, Inc., the general partner of Aries Domestic Fund, L.P.
Phone: (212) 554-4300
Signature, Place and Date of Signing:

-------------------
[Signature]
New York, New York
-------------------
[City, State]
May 14, 2003
-------------------
[Date]

Report Type (Check only one):

[_ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)
[X] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers.)
[_ ]13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

Pursuant to General Instruction B to Form 13F, the securities over which Aries Select Ltd. exercises investment discretion are reported on its behalf on the Form 13F, of even date, filed by Paramount Capital Asset Management, Inc.